Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis Of Presentation And Use Of Estimates [Policy Text Block]
Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements include our accounts and those of our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated upon consolidation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain of our accounts, including inventories, long-lived assets, goodwill, identifiable intangibles and deferred tax assets and liabilities including related valuation allowances, are particularly impacted by estimates.

Reclassification, Policy [Policy Text Block]	Reclassification Certain prior year amounts have been reclassified to be comparable with the current year's presentation.
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Short-term investments that have maturities of
three
months or less when purchased are considered to be cash equivalents and are carried at cost, which approximates market value. Our cash balances, which are deposited with highly reputable financial institutions, at times may
exceed the federally insured limits. We have
not
experienced any losses related to these cash balances and believe the credit risk to be minimal.

Receivables, Policy [Policy Text Block]
Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not
bear interest. We grant credit to customers and generally require no
collateral. To minimize our risk, we perform ongoing credit evaluations of our customers' financial condition. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance based on historical write-off experience and the aging of such receivables, among other factors. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. We do not
have any off-balance sheet credit exposure related to our customers. There was no
bad debt expense recorded in either of the years ended
December 31, 2016
or
2015.
Cash flows from accounts receivable are recorded in operating cash flows.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

Our financial instruments, principally accounts receivable and accounts payable, are carried at cost which approximates fair value, due to the short maturities of the accounts.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are valued at cost on a
first
-in,
first
-out basis,
not
in excess of market value. Cash flows from the sale of inventories are recorded in operating cash flows. On a quarterly basis, we review our inventories and record excess and obsolete inventory charges based upon our established objective excess and obsolete inventory criteria. These criteria identify material that has not
been used in a work order during the prior
twelve
months and the quantity of material on hand that is greater than the average annual usage of that material over the prior three
years. In certain cases, additional excess and obsolete inventory charges are recorded based upon current market conditions, anticipated product life cycles, new product introductions and expected future use of the inventory. The excess and obsolete inventory charges we record establish a new cost basis for the related inventories. We incurred excess and obsolete inventory charges of
$226
and
$342
for the years ended
December 31, 2016
and
2015,
respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Machinery and equipment are stated at cost. As further discussed below under "Goodwill, Intangible and Long-Lived Assets," machinery and equipment that has been determined to be impaired is written down to its fair value at the time of the impairment. Depreciation is based upon the estimated useful life of the assets using the straight-line method. The estimated useful lives range from one
to
ten
years. Leasehold improvements are recorded at cost and amortized over the shorter of the lease term or the estimated useful life of the asset. Total depreciation expense was
$370
and
$465
for the years ended
December 31, 2016
and
2015,
respectively.

Goodwill Intangible And Long Lived Assets [Policy Text Block]
Goodwill, Intangible and Long-Lived Assets

We account for goodwill and intangible assets in accordance with Accounting Standards Codification ("ASC")
350
(Intangibles - Goodwill and Other). Finite-lived intangible assets are amortized over their estimated useful economic life and are carried at cost less accumulated amortization. Goodwill is assessed for impairment annually in the fourth
quarter on a reporting unit basis, or more frequently when events and circumstances occur indicating that the recorded goodwill may
be impaired. As a part of the goodwill impairment assessment, we have the option to perform a qualitative assessment to determine whether it is more-likely-than-
not
that the fair value of a reporting unit is less than its carrying amount. If we determine this is the case, we are required to perform a two
-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized. The two
-step test is discussed below. If we determine that it is more-likely-than-
not
that the fair value of the reporting unit is greater than its carrying amounts, the two
-step goodwill impairment test is
not
required. If we determine it is more-likely-than-
not
that the fair value of a reporting unit is less than its carrying amount as a result of our qualitative assessment, we will perform a quantitative two
-step goodwill impairment test. In the Step I test, the fair value of a reporting unit is computed and compared with its book value. If the book value of a reporting unit exceeds its fair value, a Step II test is performed in which the implied fair value of goodwill is compared with the carrying amount of goodwill. If the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recorded in an amount equal to that excess. The two
-step goodwill impairment assessment is based upon a combination of the income approach, which estimates the fair value of our reporting units based upon a discounted cash flow approach, and the market approach which estimates the fair value of our reporting units based upon comparable market multiples. This fair value is then reconciled to our market capitalization at year end with an appropriate control premium. The determination of the fair value of our reporting units requires management to make significant estimates and assumptions including the selection of appropriate peer group companies, control premiums, discount rate, terminal growth rates, forecasts of revenue and expense growth rates, income tax rates, changes in working capital, depreciation, amortization and capital expenditures. Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on either the fair value of the reporting unit or the amount of the goodwill impairment charge.

Indefinite-lived intangible assets are assessed for impairment annually in the fourth
quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired. As a part of the impairment assessment, we have the option to perform a qualitative assessment to determine whether it is more likely than not
that an indefinite-lived intangible asset is impaired. If, as a result of our qualitative assessment, we determine that it is more-likely-than-
not
that the fair value of the indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no
further testing is required. The quantitative impairment test consists of a comparison of the fair value of the intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Long-lived assets, which consist of finite-lived intangible assets and property and equipment, are assessed for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may
not
be fully recoverable or that the useful lives of these assets are no
longer appropriate. Each impairment test is based on a comparison of the estimated undiscounted cash flows to the recorded value of the asset. If impairment is indicated, the asset is written down to its estimated fair value. The cash flow estimates used to determine the impairment, if any, contain management's best estimates using appropriate assumptions and projections at that time.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

We account for stock-based compensation in accordance with ASC Topic
718
(Compensation - Stock Compensation) which requires that employee share-based equity awards be accounted for under the fair value method and requires the use of an option pricing model for estimating fair value, which is then amortized to expense over the service periods. See further disclosures related to our stock-based compensation plans in Note
12.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events

We have made an assessment of our operations and determined that there were no
material subsequent events requiring adjustment to, or disclosure in, our consolidated financial statements for the year ended
December 31, 2016.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collection of the related receivable is reasonably assured. Sales of our products are made through our sales employees, third
-party sales representatives and distributors. There are
no
differences in revenue recognition policies based on the sales channel. We do not
provide our customers with rights of return or exchanges. Revenue is generally recognized upon product shipment. Our customers' purchase orders do not
typically contain any customer-specific acceptance criteria, other than that the product performs within the agreed upon specifications. We test all products manufactured as part of our quality assurance process to determine that they comply with specifications prior to shipment to a customer. To the extent that any customer purchase order contains customer-specific acceptance criteria, revenue recognition is deferred until customer acceptance.

In addition, in our Thermal Products segment, we lease certain of our equipment to customers under non-cancellable operating leases.
These leases generally have an initial term of
six
months. We recognize revenue for these leases on a straight-line basis over the term of the lease.

With respect to sales tax collected from customers and remitted to governmental authorities, we use a net presentation in our consolidated statement of operations. As a result, there are no
amounts included in either our net revenues or cost of revenues related to sales tax.

Standard Product Warranty, Policy [Policy Text Block]
Product Warranties

We generally provide product warranties and record estimated warranty expense at the time of sale based upon historical claims experience. Warranty expense is included in selling expense in the consolidated financial statements.

Research and Development Expense, Policy [Policy Text Block]
Engineering and Product Development

Engineering and product development costs, which consist primarily of the salary and related benefits costs of our technical staff, as well as the cost of materials used in product development, are expensed as incurred.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

For our foreign subsidiary whose functional currency is
not
the U.S. dollar, assets and liabilities are translated using the exchange rate in effect at the balance sheet date. The results of operations are translated using an average exchange rate for the period. The effects of rate fluctuations in translating assets and liabilities of these international operations into U.S. dollars are included in accumulated other comprehensive earnings in stockholders' equity. Transaction gains or losses are included in net earnings. For the years ended
December 31, 2016
and
2015,
foreign currency transaction losses were
$16
and
$33,
respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for operating loss and tax credit carryforwards and for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not
that such assets will
not
be realized.

Earnings Per Share, Policy [Policy Text Block]
Net Earnings Per Common Share

Net earnings per common share - basic is computed by dividing net earnings by the weighted average number of common shares outstanding during each period. Net earnings per common share - diluted is computed by dividing net earnings by the weighted average number of common shares and common share equivalents outstanding during each period. Common share equivalents represent unvested shares of restricted stock and stock options and are calculated using the treasury stock method. Common share equivalents are excluded from the calculation if their effect is anti-dilutive.

The table below sets forth, for the periods indicated, a reconciliation of weighted average common shares outstanding - basic to weighted average common shares and common share equivalents outstanding - diluted and the average number of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their effect was anti-dilutive:

	Years Ended December 31,
	2016	2015

Weighted average common shares outstanding - basic	10,313,747	10,473,210
Potentially dilutive securities:
Unvested shares of restricted stock and employee stock options	19,173	20,620
Weighted average common shares outstanding - diluted	10,332,920	10,493,830
Average number of potentially dilutive securities excluded from calculation	18,658	-

New Accounting Pronouncements, Policy [Policy Text Block]
Effect of Recently Adopted Amendments to Authoritative Accounting Guidance

In
November 2015,
the Financial Accounting Standards Board (the "FASB") issued amendments to update the current guidance on the balance sheet classification of deferred taxes which is presented in ASC Topic
740
(Income Taxes). The purpose of the amendments is to simplify the presentation of deferred tax assets. This guidance requires deferred tax assets and liabilities, along with related valuation allowances, to be classified as noncurrent on the balance sheet. As a result, each tax jurisdiction will now only have one
net noncurrent deferred tax asset or liability. The new guidance does not
change the existing requirement that prohibits offsetting deferred tax liabilities from one
jurisdiction against deferred tax assets of another jurisdiction. The amendments are effective for us as of
January 1, 2017.
Early application is permitted. We elected early application of this guidance effective
January 1, 2016.
The implementation of these amendments did
not
have a material impact on our consolidated financial statements. Prior year amounts have been reclassified to be consistent with the current year presentation.

Effect of Recently Issued Amendments to Authoritative Accounting Guidance

In
January 2017,
the FASB issued amendments to the guidance on accounting for goodwill impairment. The amendments simplify the accounting for goodwill impairment by removing Step II of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the amendments, a goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. The amendments will be applied prospectively and are effective for us as of
January 1, 2020,
with early application permitted beginning
January 1, 2017.
We do
not
expect the implementation of the amendments to have a material impact on our consolidated financial statements.

In
January 2017,
the FASB issued amendments to clarify the current guidance on the definition of a business. The objective of the amendments is to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments are effective for us as of
January 1, 2018
with early application permitted. We do
not
expect the implementation of these amendments to have a material impact on our consolidated financial statements.

In
November 2016,
the FASB issued amendments to the guidance on presentation of restricted cash within the statement of cash flows. The amendments require that restricted cash be included within cash and cash equivalents on the statement of cash flows. The amendments are effective for us as of
January 1, 2018,
and are to be applied retrospectively. Early application is permitted. We do not
expect the implementation of these amendments to have a material impact on our consolidated financial statements.

In
March 2016,
the FASB issued amendments to the current guidance on accounting for stock-based compensation issued to employees which is contained in ASC Topic
718
(Compensation - Stock Compensation). The new guidance simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments are effective for us as of
January 1, 2017.
Early application is permitted. We do
not
expect the implementation of these amendments to have a material impact on our consolidated financial statements.

In
February 2016,
the FASB issued amendments to the current guidance on
accounting for lease transactions, which is presented in ASC Topic
842
(Leases). The intent of the updated guidance is to increase transparency and comparability among organizations by requiring lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by leases and to disclose key information about leasing arrangements. Under the new guidance, a lessee will be required to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The amendments are effective for us as of
January 1, 2019.
A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. We are currently evaluating the impact of the implementation of these amendments on our consolidated financial statements.

In
July 2015,
the FASB issued amendments to update the current guidance on the subsequent measurement of inventory, which is presented in ASC Topic
330
(Inventory). The purpose of the amendments is to simplify the subsequent measurement of inventory and reduce the number of potential outcomes. It applies to all inventory other than inventory measured using last-in, first
-out or the retail inventory method. Current guidance requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less a normal profit margin. The updated guidance amends this to require that an entity measure inventory within the scope of the updated guidance at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments are effective for us as of
January 1, 2017.
We do
not
expect the implementation of these amendments to have a material impact on our consolidated financial statements.

In
May 2014,
the FASB issued new guidance on the recognition of revenue from contracts with customers. Subsequent to
May, 2014,
the FASB has issued additional clarifying guidance on certain aspects of this new guidance. This guidance is presented in ASC Topic
606
(Revenue from Contracts with Customers). This new guidance will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. Companies can use either the retrospective or cumulative effect transition method. In
August 2015,
the FASB deferred the effective date of this new guidance for one
additional year. As a result, this new guidance is effective for us as of
January 1, 2018.
Early application is only permitted as of the prior effective date, which in our case would be as of
January 1, 2017.
We currently plan to implement this new guidance on
January 1, 2018
with a cumulative adjustment to retained earnings as opposed to retrospectively adjusting prior periods. During the fourth
quarter of
2016,
we completed a preliminary review of all our revenue streams to identify any differences in timing, measurement or presentation of revenue recognition. Our implementation process is ongoing; however, based on the results of our assessment to date, we currently do not
expect the implementation of this new guidance to have a significant impact on the timing or amount of revenue we recognize in any given period in comparison to the amount recognized under current guidance.